Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
8.	Stock-Based Compensation

Pursuant to the Merger (Note 1), the Company assumed each option to purchase Aerpio common stock that remained outstanding under the Aerpio Therapeutics, Inc. 2011 Equity Incentive Plan (the “Plan”), whether vested or unvested, and converted it into an option to purchase such number of shares of the Company’s common stock equal to the number of shares of Aerpio common stock subject to the option immediately prior to the Merger, divided by the applicable Merger exchange rate of 2.3336572, with any fraction rounded down to the nearest whole number. The exercise price per share of each assumed option is equal to the exercise price of the Aerpio option prior to the assumption, multiplied by the applicable Merger exchange rate of 2.3336572, rounded up to the nearest whole cent. The terms of the 2011 Plan continue to govern the options covering an aggregate of 924,706 shares of the Company’s common stock at March 31, 2017 and December 31, 2016, subject to awards assumed by the Company, except that all references in the 2011 Plan to Aerpio, will now be the Company. In addition, each unvested share of Aerpio restricted common stock issued under the 2011 Plan that was outstanding immediately prior to the effective time of the Merger, was converted by virtue of the Merger into restricted common stock of the Company, equal to the number of shares of Aerpio common stock subject to the unvested shares of Aerpio restricted common stock immediately prior to the Merger divided by the applicable Merger exchange rate of 2.3336572, with any fraction rounded down to the nearest whole number.

In March 2017, the Company’s Board of Directors adopted, and the stockholders approved, the 2017 Stock Option and Incentive Plan (the “2017 Plan”), that became effective in April 2017. The 2017 Plan provides for the issuance of incentive awards up to 4,600,000 shares of common stock to officers, employees, consultants and directors, less the number of shares subject to issued and outstanding awards under the 2011 Plan that were assumed in the Merger. The 2017 Plan also provides that the number of shares reserved for issuance thereunder will be increased annually on the first day of each year beginning in 2018 by four percent (4%) of the shares of our common stock outstanding on the last day of the immediately preceding year or such smaller increase as determined by our board of directors. No awards were granted under the 2017 Plan as of March 31, 2017.

Stock Options

The options granted generally vest over 48 months. For employees with less than one year’s service, options vest in installments of 25% at the one-year anniversary and thereafter in 36 equal monthly installments beginning in the 13 month after the initial Vesting Commencement Date (as defined), subject to the employee’s continuous service with the Company. Options granted to other employees vest in 48 equal monthly installments after the initial Vesting Commencement Date, subject to the employee’s continuous service with the Company. The options generally expire ten years after the date of grant. The fair value of the options at the date of grant is recognized as an expense over the requisite service period. No option awards were granted in the three months ended March 31, 2017 and 2016.

The following table summarizes the stock option activity during the three-months ended March 31, 2017:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value
Outstanding, January 1, 2017	927,592	$1.70	7.48	$1,030,217
Granted	—	$—
Exercised	—	$—
Expired/cancelled	(2,886)	$2.11

Outstanding, March 31, 2017	924,706	$1.70	7.24	$3,056,035

Expected to vest, March 31, 2017	265,647	$1.81	8.45	$848,613
Options exercisable, March 31, 2017	659,059	$1.65	6.75	$2,207,422

Aggregate intrinsic value represents the estimated fair value of the Company’s common stock at the end of the period in excess of the weighted average exercise price multiplied by the number of options outstanding or exercisable.

Compensation expense for stock options was $81,120 and $42,816 for the three months ended March 31, 2017 and 2016, respectively. As of March 31, 2017, there was $264,823 of unrecognized compensation cost related to stock options, which is expected to be recognized over a weighted average period of 2.1 years.

Restricted Stock

Shares of restricted stock generally have similar vesting terms as stock options. A summary of the Company’s restricted stock activity and related information during the three months ended March 31, 2017 is as follows:

	Shares	Weighted Average Grant Date Fair Value
Nonvested, January 1, 2017	241,096	$1.91
Granted	—	—
Vested	(39,455)	$1.79
Forfeited	(5,222)	$2.20

Nonvested, March 31, 2017	196,419	$1.93

The Company recognized compensation expense for restricted stock of $74,265 and $82,399 for the three months ended March 31, 2017 and 2016, respectively. As of March 31, 2017, there was $366,970 of unrecognized compensation cost related to these restricted stock grants, which is expected to be recognized over a weighted average period of 1.4 years.

Compensation Expense Summary

The Company has recognized the following compensation cost related to employee and non-employee stock-based compensation activity:

	Three Months Ended March 31,
	2017	2016
Research and development	$115,302	$81,733
General and administrative	40,083	43,482

Total	$155,385	$125,215

9.	Stock-Based Compensation

On November 17, 2011, Aerpio established the Aerpio Therapeutics, Inc. 2011 Equity Incentive Plan (the Plan). The Plan allows for the grant of either incentive stock options or non-qualified stock options to purchase Common Stock, stock bonuses, or restricted stock awards for management and certain persons performing services for the Company. As of December 31, 2016, a total of 5,860,874 shares of Aerpio common stock were authorized for issuance in accordance with the provisions of the Plan.

Stock Options

The options granted generally vest over 48 months. For employees with less than one year’s service, options vest in installments of 25% at the one-year anniversary and thereafter in 36 equal monthly installments beginning in the 13 month after the initial Vesting Commencement Date (as defined), subject to the employee’s continuous service with the Company. Options granted to other employees vest in 48 equal monthly installments after the initial Vesting Commencement Date, subject to the employee’s continuous service with the Company. The options generally expire ten years after the date of grant. The fair value of these options granted is recognized as an expense over the requisite service period.

The fair value of each stock option award granted during the year ended December 31, 2016 and 2015 respectively, was estimated on the grant date using the Black-Scholes option pricing model using the following weighted average assumptions:

	Year Ended December 31
	2016	2015
Expected term (years)	6.00	6.00
Risk-free interest rate	1.39%	1.97%
Expected volatility	61.00%	78.00%
Expected dividend yield	—	—

The determination of the fair value of stock option awards on the date of grant using the Black-Scholes option pricing model is affected by the estimated fair value of Aerpio’s common stock price, as well as a number of subjective variables. The Company engaged an independent valuation firm to assist management in estimating the fair value of Aerpio’s common stock to be used for purposes of estimating the fair value of options to purchase shares of Aerpio’s common stock. The Company estimates the expected term of options granted utilizing the simplified method. As there has been no public market for Aerpio’s common stock, Aerpio has determined the volatility assumption for options granted based on data from a peer group of companies that issued options with substantially similar terms. The expected volatility of options granted has been determined using the average of the historical volatility measures of this peer group of companies for a period equal to the expected life of the option. The risk-free interest rate is based on the rate applicable to U.S. Treasury zero-coupon issues, with remaining maturities commensurate with the expected term of the options granted in effect on the date of grant. The Company has not paid, and does not anticipate paying, cash dividends on shares of Aerpio common stock; therefore, the expected dividend yield is assumed to be zero in the option valuation model.

The following table summarizes the stock option activity during 2016:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value
Outstanding, January 1, 2016	907,485	$1.66		$135,711
Granted	50,228	1.80
Exercised	(21,870)	0.87
Expired/cancelled	(8,251)	1.24

Outstanding, December 31, 2016	927,592	$1.70	7.48	$1,030,217

Expected to vest, December 31, 2016	312,547	$1.82	8.60	$308,767
Options exercisable, December 31, 2016	615,045	$1.63	6.92	$721,451

Aggregate intrinsic value represents the estimated fair value of Aerpio’s common stock at the end of the period in excess of the weighted average exercise price multiplied by the number of options outstanding or exercisable. The aggregate intrinsic value of options exercisable at December 31, 2015 was $116,924.

The weighted average grant date fair value of stock options granted during the years ended December 31, 2016 was $1.22. Stock options exercised during 2016 and 2015 had an intrinsic value of $20,335 and $5,813 respectively. Compensation expense for stock options was $180,399 and $125,926 for the years ended December 31, 2016 and 2015, respectively. As of December 31, 2016, there was $293,796 of unrecognized compensation cost related to stock options, which is expected to be recognized over a weighted average period of 2.4 years.

Restricted Stock

Shares of restricted stock generally have similar vesting terms as stock options. A summary of the Company’s restricted stock activity and related information during 2016 is as follows:

	Shares	Weighted Average Grant Date Fair Value
Nonvested, January 1, 2016	444,199	$1.69
Granted	—	—
Vested	(203,103)	1.54
Forfeited	—	—

Nonvested, December 31, 2016	241,096	$1.91

The Company recognized compensation expense for restricted stock of $307,927 and $343,919 for the years ended December 31, 2016 and 2015, respectively. As of December 31, 2016, there was $447,617 of unrecognized compensation cost related to these restricted stock grants, which is expected to be recognized over a weighted average period of 1.7 years.

Compensation Expense Summary

The Company has recognized the following compensation cost related to employee and non-employee stock-based compensation activity:

	Year Ended December 31
	2016	2015
Research and development	$317,644	$295,304
General and administrative	170,682	174,542

Total	$488,326	$469,846